Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2017
Earnings/(Loss) per Share
Earnings/(Loss) per Share

20. Earnings/(Loss) per Share

        The following table sets forth the computation of basic and diluted earnings/(loss) per share for the years ended December 31 (in thousands):

	2017	2016	2015
		(in thousands)
Numerator:
Net income/(loss)	$83,905	$(366,195)	$117,016
Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,824.3	109,801.6	109,785.5

        The warrants issued and outstanding amounting to 15,000,000 were excluded from the diluted earnings/(loss) per share for the years ended December 31, 2017, 2016 and 2015, because they were antidilutive.